Real Estate (Schedule of Real Estate Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Accrued Interest and Operating Lease Income Receivable Net	$ 11,254	$ 15,773
Real estate, net	1,387,274	1,490,775
Real estate available and held for sale	237,531	286,115
Total real estate	1,624,805	1,776,890
Deferred expenses and other assets, net	162,112	142,484
Deferred operating lease income receivable, net	88,189	93,424
Net Lease
Real Estate Properties [Line Items]
Land, at cost	231,506	268,927
Buildings and improvements, at cost	987,050	1,059,183
Less: accumulated depreciation	(307,444)	(318,839)
Real estate, net	911,112	1,009,271
Real estate available and held for sale	155,051	148,841
Total real estate	1,066,163	1,158,112
Operating Properties
Real Estate Properties [Line Items]
Land, at cost	211,054	133,275
Buildings and improvements, at cost	311,283	427,371
Less: accumulated depreciation	(46,175)	(79,142)
Real estate, net	476,162	481,504
Real estate available and held for sale	82,480	137,274
Total real estate	558,642	618,778
Real Estate Properties
Real Estate Properties [Line Items]
Land, at cost	442,560	402,202
Buildings and improvements, at cost	1,298,333	1,486,554
Less: accumulated depreciation	(353,619)	(397,981)
Real estate, net	1,387,274	1,490,775
Real estate available and held for sale	237,531	286,115
Total real estate	1,624,805	1,776,890
Residential Operating Properties
Real Estate Properties [Line Items]
Real estate available and held for sale	82,500	137,300
Ground Net Lease Business
Real Estate Properties [Line Items]
Accrued Interest and Operating Lease Income Receivable Net	3,500	2,700
Real estate, net	104,500	103,200
Deferred expenses and other assets, net	37,500	39,000
Deferred operating lease income receivable, net	$ 8,200	$ 4,000